Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Share capital
Schedule of common shares issued

	Number of
	common
	shares	Amount
Balance, December 31, 2019	25,877,686	$39,413,506
Shares for services (i)	17,414	49,712
Issuance of units (ii)	6,900,000	17,250,000
Share issuance costs (ii)	—	(1,243,485)
Fair value of warrants (note 13)	—	(3,803,751)
Warrants exercised (note 13)	65,191	183,678
Fair value of warrants exercised (note 13)	—	95,263
Fair value of warrants earned (note 13)	—	(21,452)
Balance, December 31, 2020	32,860,291	$51,923,471
Issuance of units (iii, iv)	22,462,000	84,083,757
Fair value of warrants (iii, iv)	—	(15,369,626)
Share issuance cost (iii, iv)	—	(5,003,222)
Shares for services (v)	1,227,092	4,112,647
Stock options exercised (note 12)	998,333	2,837,083
Fair value of stock options exercised (note 12)	—	1,357,160
Warrants exercised (note 13)	3,675,283	11,656,287
Fair value of warrants exercised (note 13)	—	3,999,272
Performance share units exercised (note 12)	700,000	3,322,000
Balance, December 31, 2021	61,922,999	$142,918,829

(i) March 30, 2020, the Corporation issued 6,914 common shares, with a fair value of $20,742, in exchange for $28,140 of services rendered. The valuation was based on the fair value of the shares issued. As a result, the Corporation recorded other income of $7,398. On November 2, 2020, the Corporation issued 6,500 common shares, with a fair value of $18,850, and on December 17, 2020, issued 4,000 common shares with a fair value of $10,120 for services rendered. The fair value of the shares issued on November 2, 2020 and December 17, 2020 were determined to be equal to the value of the services rendered.

(ii) On June 4, 2020, the Corporation completed its short form prospectus offering by issuing 6,900,000 common share units at $2.50 per unit for gross proceeds of $17,250,000. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant was exercisable into one common share at the price of $3.25 per share for a period of two years from closing, accelerated to October 12, 2021 as the volume weighted average trading price of the common shares was equal to or greater than $4.50 for a ten consecutive trading day period.

The fair value of $3,803,751 was assigned to the 3,450,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.32%; an expected volatility factor of 85%; an expected dividend yield of 0%; and an expected life of 2 years.

The underwriters were paid cash fees of $735,000 and 294,000 compensation warrants. Each compensation warrant entitled the holder to acquire one additional common share unit of the Corporation at $2.50 for a period of 24 months from closing. The grant date fair value of $507,059 was assigned to the compensation warrants issued as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.32%; an expected volatility factor of 85%; an expected dividend yield of 0%; and an expected life of 2 years.

(iii) On May 12, 2021, the Corporation completed its short form base shelf prospectus offering by issuing 6,112,000 common share units at $3.60 per unit for gross proceeds of $22,003,200, as well as an additional 433,400 warrants at $0.02 per warrant for $8,668. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of $4.60 per share for a period of three years from closing. The underwriters were paid cash fees of $1,025,590.

The fair value of $3,792,200 was assigned to the 3,056,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model, using the following assumptions: a risk-free interest rate of 0.53%; an expected volatility factor of 81%; an expected dividend yield of 0%; and an expected life of 3 years.

(iv) On November 5, 2021, the Corporation completed its short form base shelf prospectus offering by issuing 16,350,000 common share units at USD$3.07 per unit for gross proceeds of USD$50,194,500 ($62,080,558). Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable into one common share at the price of USD$3.75 per share for a period of three years from closing. The underwriters were paid cash fees of USD$3,011,670 ($3,724,833).

The fair value of $11,577,426 was assigned to the 8,175,000 warrants issued as part of the units as estimated by using a fair value market technique incorporating the Black-Scholes option pricing model (see note 10) on the statement of financial position and are re-valued at each reporting date.

(v) During the year ended December 31, 2021, the Corporation issued 1,227,092 shares for services with a cumulative fair value of $4,112,647. The fair value of the shares was determined to be equal to the value of the services rendered. Included within these issuances are the following shares subject to vesting conditions: 100,000 restricted common shares that contain service-based conditions and vest 1/4 on each of September 29, 2021, March 29, 2022, September 29, 2022, and March 29, 2023; and 100,000 common shares that vest 1/4 on each of November 17, 2021, February 17, 2022, May 17, 2022, and August 17, 2022.